Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Financial assets	€ 5,847,242	€ 1,316,539	€ 1,181,545
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	87	236
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets		12	1
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 0	€ 0	€ 0